Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2024
Buildings and improvements [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated Useful Life	10 years
Revenue equipment– trucking [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated Useful Life	5 years	[1]
Minimum [Member] | Computer and office equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated Useful Life	3 years
Maximum [Member] | Computer and office equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated Useful Life	5 years

[1]	Revenue equipment – trucking are trucks and trailers only used for providing trucking services.